Accounts receivable, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)		Dec. 31, 2018 USD ($)
Accounts receivable	¥ 1,549,398	¥ 1,087,327
Allowance for doubtful accounts:
Balance at beginning of the year	(1,658)	(1,180)
Additions	(159)	(1,485)
Write-offs	50	1,007
Balance at end of the year	(1,767)	(1,658)
Accounts receivable, net	¥ 1,547,631	¥ 1,085,669	[1]	$ 225,094

[1]	Refer to Note 2 for details on the adoption of the new revenue recognition accounting standard and the impact on previously reported results.